Accrued Expenses (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Percentage of employees contributions match	100.00%		100.00%
Percentage of employees contributions	2.00%		2.00%
IRA contribution expenses	$ 17,436	$ 35,665	$ 53,782	$ 103,760
Accrued retirement contributions	$ 0		$ 0	$ 0